Commitments for Expenditure (Tables)	12 Months Ended
Dec. 31, 2021
Commitments for Expenditure [Abstract]
Summary of Commitments For Acquisition of Property, Plant and Equipment

(1)	The commitments related to acquisition of property, plant and equipment as of December 31, 2020 and 2021 are as follows:

		2020		2021
Contracts		Commitment amounts	Remaining liability balances	Commitment amounts	Remaining liability balances
		In millions of won
Purchase of cable (PVC, 1C, 2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)	￦	56,574	16,038	57,046	16,240
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shin-Tangjung)		45,390	32,876	46,616	34,102
Purchase of GIS (362kV, 6300A, 63kA) 23CB – Youngseo S/S		36,143	29,898	36,143	25,292
Purchase of GIS (362kV, 6300A, 63kA) 26CB – Hwasung S/S		40,010	8,328	40,010	5,540
Purchase of GIS (362kV, 6300A, 63kA) 27CB – Kwangyang S/S		37,744	2,244	37,744	140
Purchase of cable (FR CNCO-W, 1C, 325SQ) 1,400,000M		59,716	37,249	—	—
Purchase of switch (Eco) 9,360 units		40,631	24,031	—	—
Purchase of cable (TR CNCE-W,1C,600SQ) 551,200M		37,288	23,100	—	—
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 4,464,000M		82,622	51,130	—	—
Purchase of cable (FR CNCO-W,1C,325SQ) 1,092,000M		42,068	35,358	—	—
Concrete pole (10M, general purpose, 350KGF) 102,435 ea and five other equipments		91,889	80,904	—	—
Purchase of cable (PVC, 1C, 2500SQ) 100,548M and others		—	—	56,860	34,576
Purchase of GIS (362kV, 6300A, 63kA) 25CB – Migeum S/S		—	—	32,000	26,700
Advanced E-Type low-pressure electronic power meter 1,320,000 ea		—	—	65,972	23,262
Purchase of cable (PVC, 1C, 2000SQ) 5,862M and others (Baekun-Gwangyanghang)		—	—	34,423	23,297
Purchase of cable (TR CNCE- W,1C,325SQ) 1,016,000M		—	—	66,581	40,254
Purchase of cable (TR CNCE-W,1C,600SQ) 485,000M		—	—	46,194	37,810
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 3,303,900M		—	—	87,382	83,628
Concrete pole (10M, general purpose, 350KGF) 126,948 ea and five other equipments		—	—	188,338	168,456
Purchase of GIS (362KV, 6300A, 63KA) 25 – Shinyangsan S/S				31,464	31,464
Construction of Shin-Kori Units (#5,6)		8,625,387	3,256,117	9,800,424	3,479,667
Construction of Shin-Hanul Units (#1,2)		9,443,635	160,512	9,745,123	—
Other 30 contracts		107,586	58,466	792,485	620,593
Service of designing Seoul Combined Units (#1,2)		31,841	984	31,841	934
Service of designing Shin-Boryeong Units (#1,2)		121,163	521	121,114	—
Purchase of furnace for construction of Shin-Seocheon Thermal Power Plant		305,209	29,042	305,209	7,722
Purchase of turbine generator for construction of Shin-Seocheon Thermal Power Plant		105,226	8,279	105,226	6,301
Electricity construction of Shin-Seocheon Thermal Power Plant		282,234	13,524	340,356	—
Purchase of main machine for Jeju LNG Combined		166,287	11,182	166,287	10,972
Service of designing Taean U nits (#9,10)		112,813	12,933	112,909	12,623
Purchase of gas turbines and turbine equipment of Gimpo Combined Heat & Power Plant		104,600	41,840	126,302	61,735
Purchase of steam turbine, HRSG and Popwer Block of Gimpo Combined Heat & Power Plant		210,900	147,630	214,053	138,244
Construction of Gimpo Combined Heat & Power Plant		—	—	130,015	86,323
Purchase of coal handling machine for construction of Samcheok Units (#1,2)		285,158	22,751	286,571	6,215
Purchase of furnace main equipment for construction of Samcheok Units (#1,2)		1,065,141	11,609	—	—
Purchase of turbine main equipment for Samcheok U nits (#1,2)		211,349	125	—	—
Purchase of main equipment for Namjeju		140,144	112	140,144	3
Purchase of main equipment for Shin-Sejong Combined Thermal Power Plant		—	—	234,392	200,122

Summary of Commitments For Inventory Purchase	Contract periods for ore concentrates, conversion, enrichment and design and fabrication are as follows:

Type	Periods	Contracted quantity
Concentrate	2020 ~ 2030	32,435 Ton U3O8
Transformed	2020 ~ 2030	18,088 Ton U
Enrichment	2020 ~ 2030	17,667 Ton SWU